Lease liabilities - Lease Liabilities Activity (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
As at January 1, 2021	$ 5,776
Disposals	(422)
Interest expense	383	$ 327
Foreign exchange loss (gain)	(122)
Payments	(550)
As at June 30, 2021	5,065
Current lease liabilities at beginning of period	1,014
Current lease liabilities at end of period	1,213
Non-current at beginning of period	4,762
Non-current at end of period	$ 3,852